UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-2168


                            ACTIVA MUTUAL FUND TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         2905 Lucerne Dr. SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Allan D. Engel, President, Secretary, and Treasurer Activa Mutual Fund
                          2905 Lucerne Dr SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (616) 588-5380

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 09/30/08
                          --------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


Activa Schedule of Investments
Value Fund - 9/30/08 (Unaudited)

                                                             % of         Shares or
Security Description                                      Investments     Par Value         Value
--------------------                                      -----------     ---------         -----
COMMON STOCKS - 100%
AEROSPACE                                                    2.2%
      ESTERLINE TECHNOLOGIES CORP.                                         *3,500         $138,565
      HONEYWELL INTERNATIONAL, INC.                                         9,800          407,190
      INGRAM MICRO, INC. CL A                                             *18,300          294,081
      LOCKHEED MARTIN CORP.                                                 4,600          504,482
      RAYTHEON CO.                                                          4,400          235,444
                                                                                      -------------
                                                                                         1,579,762
                                                                                      -------------

AIRLINES                                                     0.8%
      SOUTHWEST AIRLINES CO.                                               38,300          555,733
                                                                                      -------------

AUTOMOTIVE PARTS & EQUIPMENT                                 0.6%
      TRW AUTOMOTIVE HOLDINGS CORP.                                       *28,800          458,208
                                                                                      -------------

BANKING                                                      5.0%
      CITIGROUP, INC.                                                      24,172          495,768
      COMERICA, INC.                                                       11,960          392,168
      HUNTINGTON BANCSHARES, INC.                                          24,100          192,559
      NORTHERN TRUST CORP.                                                  9,000          649,800
      TORONTO DOMINION BANK - ADR                                           3,200          195,168
      U.S. BANCORP                                                         29,000        1,044,580
      WELLS FARGO COMPANY                                                  18,200          683,046
                                                                                      -------------
                                                                                         3,653,089
                                                                                      -------------

BUSINESS SERVICES                                            2.0%
      MANPOWER, INC.                                                       25,200        1,087,632
      WESTERN UNION CORP.                                                 *15,900          392,253
                                                                                      -------------
                                                                                         1,479,885
                                                                                      -------------

CHEMICALS                                                    0.7%
      MOSAIC CO/THE                                                         7,700          523,908
                                                                                      -------------

CONSTRUCTION - FOREIGN                                       2.6%
      ACCENTURE LTD.                                                       50,500        1,919,000
                                                                                      -------------

CONSUMER GOODS & SERVICES                                    1.3%
      DR. PEPPER SNAPPLE GROUP, INC.                                       *7,500          198,600
      HASBRO, INC.                                                          8,600          298,592
      JARDEN CORP.                                                        *11,300          264,985
      NBTY, INC.                                                           *5,500          162,360
                                                                                      -------------
                                                                                           924,537
                                                                                      -------------

CONTAINERS & PACKAGING                                       0.8%
      GREIF, INC.                                                           3,700          242,794
      OWENS-ILLINOIS, INC.                                                *11,800          346,920
                                                                                      -------------
                                                                                           589,714
                                                                                      -------------

DIVERSIFIED                                                  3.2%
      GENERAL ELECTRIC & CO.                                               90,400        2,305,200
                                                                                      -------------

ELECTRIC UTILITY                                             0.8%
      FIRSTENERGY CORP.                                                     9,200          616,308
                                                                                      -------------

ENERGY                                                       4.2%
      AMERICAN ELECTRIC POWER                                              10,600          393,048
      DEVON ENERGY CORP.                                                    5,000          456,000
      DUKE ENERGY CORP.                                                    45,000          784,350
      NOBLE ENERGY, INC.                                                    3,100          172,329
      UGI CORPORATION                                                      47,800        1,232,284
                                                                                      -------------
                                                                                         3,038,011
                                                                                      -------------

ENTERTAINMENT                                                1.9%
      WALT DISNEY COMPANY                                                  44,300        1,359,567
                                                                                      -------------

FINANCIAL SERVICES                                          14.9%
      ANNALY CAPITAL MANAGEMENT, INC.                                     *36,100          485,545
      BANK OF AMERICA CORP.                                                95,512        3,342,920
      CAPITAL ONE FINANCIAL                                               *37,600        1,917,600
      DISCOVER FINANCIAL SERVICES                                          10,200          140,964
      GOLDMAN SACH GROUP, INC.                                             13,800        1,766,400
      JP MORGAN CHASE & CO.                                                23,900        1,116,130
      M & T BANK CORP.                                                      3,000          267,750
      PNC FINANCIAL SERVICES GROUP                                         *4,000          298,800
      STATE STREET CORP.                                                   *6,500          369,720
      UNUM GROUP                                                           28,900          725,390
      INVESCO LTD.                                                         20,900          438,482
                                                                                      -------------
                                                                                        10,869,701
                                                                                      -------------

FOOD PRODUCTS                                                0.4%
      TYSON FOODS, INC. - CL A                                             23,400          279,396
                                                                                      -------------

HEALTH CARE                                                  3.2%
      HEALTH NET, INC.                                                     *8,400          198,240
      MCKESSON HBOC, INC.                                                  30,800        1,657,348
      UNIVERSAL HEALTH SERVICES, INC.                                       9,200          515,476
                                                                                      -------------
                                                                                         2,371,064
                                                                                      -------------

HOTELS & LODGING                                             0.6%
      HOST HOTELS & RESORTS                                                30,500          405,345
                                                                                      -------------

INSURANCE                                                    6.8%
      ASSURANT, INC.                                                       35,900        1,974,500
      ALLIED WORLD ASSURANCE CO.                                           10,400          369,408
      EVEREST RE GROUP LTD.                                                11,400          986,442
      ACE LIMITED                                                          30,000        1,623,900
                                                                                      -------------
                                                                                         4,954,250
                                                                                      -------------

MACHINERY & EQUIPMENT                                        1.1%
      AGCO CORPORATION                                                    *18,500          788,285
                                                                                      -------------

MANUFACTURING-CONSUMER GOODS                                 0.3%
      LIZ CLAIBORNE, INC.                                                  12,800          210,304
                                                                                      -------------

MANUFACTURING - MISCELLANEOUS                                1.0%
      PARKER HANNIFIN CORP.                                                13,900          736,700
                                                                                      -------------

MEDICAL EQUIPMENT & SUPPLIES                                 2.0%
      JOHNSON & JOHNSON                                                    12,500          866,000
      COVIDIEN LTD.                                                        11,700          628,992
                                                                                      -------------
                                                                                         1,494,992
                                                                                      -------------

MEDICAL SERVICES                                             1.4%
      AMGEN, INC.                                                         *16,700          989,809
                                                                                      -------------

METALS & MINING                                              1.2%
      ALCOA, INC.                                                          14,700          331,926
      FREEPORT-MCMORAN COPPER                                               9,700          551,445
                                                                                      -------------
                                                                                           883,371
                                                                                      -------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                         1.7%
      HEWLETT-PACKARD                                                      17,300          799,952
      INTERNATIONAL BUSINESS MACHINES CORP.                                 3,700          432,752
                                                                                      -------------
                                                                                         1,232,704
                                                                                      -------------

OIL & GAS EXPLOR PROD & SER                                 15.0%
      CHEVRON CORPORATION                                                   7,419          611,919
      CONOCOPHILLIPS                                                       33,100        2,424,575
      CONTINENTAL RESOURCES, INC.                                          *4,300          168,689
      EXXON MOBIL CORP.                                                    47,764        3,709,352
      HESS CORP.                                                           10,700          878,256
      MARATHON OIL CORP.                                                   27,000        1,076,490
      OCCIDENTAL PETROLEUM CORP.                                           28,000        1,972,600
      W&T OFFSHORE, INC.                                                    4,500          122,805
                                                                                      -------------
                                                                                        10,964,686
                                                                                      -------------

PHARMACEUTICALS                                              5.5%
      BRISTOL-MYERS SQUIBB COMPANY                                         29,300          610,905
      ELI LILLY & CO.                                                      32,000        1,408,960
      MERCK & COMPANY, INC.                                                23,800          751,128
      WATSON PHARMACEUTICALS, INC.                                        *10,900          310,650
      WYETH                                                                26,300          971,522
                                                                                      -------------
                                                                                         4,053,165
                                                                                      -------------

RETAIL STORES                                                7.1%
      BJ'S WHOLESALE CLUB, INC.                                           *21,600          839,376
      DOLLAR TREE, INC.                                                    *7,900          287,244
      GAP, INC.                                                            86,800        1,543,304
      STAPLES, INC.                                                       *14,100          317,250
      SUPERVALU, INC.                                                      33,200          720,440
      WAL-MART STORES, INC.                                                24,600        1,473,294
                                                                                      -------------
                                                                                         5,180,908
                                                                                      -------------

REAL ESTATE INVESTMENT TRUST                                 0.7%
      DOVER CORPORATION                                                    12,900          523,095
                                                                                      -------------

STEEL                                                        0.2%
      STEEL DYNAMICS, INC.                                                  9,000          153,810
                                                                                      -------------

TECHNOLOGY                                                   0.9%
      AVNET, INC.                                                          *7,200          177,336
      BELDEN CDT, INC.                                                      5,700          181,317
      SEAGATE TECHNOLOGY                                                   21,400          259,368
                                                                                      -------------
                                                                                           618,021
                                                                                      -------------

TOBACCO                                                      2.1%
      PHILIP MORRIS INTERNATIONAL                                          32,325        1,554,833
                                                                                      -------------

TELECOMMUNICATIONS                                           7.8%
      AT&T, INC.                                                          139,045        3,882,136
      ENTERGY CORP.                                                         3,100          275,931
      FPL GROUP, INC.                                                      11,400          573,420
      SPRINT NEXTEL CORP.                                                 *21,600          131,760
      TIME WARNER                                                          36,900          483,759
      VERIZON COMMUNICATIONS                                               11,400          365,826
                                                                                      -------------
                                                                                         5,712,832
                                                                                      -------------

TOTAL COMMON STOCKS - (Cost $77,005,711)                                                72,980,193
                                                                                      -------------

TOTAL INVESTMENTS - 100% (Cost $77,005,711)                                            $72,980,193
                                                                                      =============

*Non-dividend producing as of September 30, 2008

Activa Schedule of Investments
Growth Fund - 9/30/08 (Unaudited)

                                                                  % of       Shares or
Security Description                                       Investments       Par Value             Value
--------------------                                       -----------       ---------             -----
MONEY MARKET FUNDS - TAXABLE - 0.6%                               0.6%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                          149,948           $149,948
                                                                                           ---------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $149,948)                                                149,948
                                                                                           ---------------

COMMON STOCKS - 97.3%
AEROSPACE                                                         2.7%
      HONEYWELL INTERNATIONAL, INC.                                              9,219            383,049
      NORTHROP GRUMMAN CORP.                                                     4,500            272,430
                                                                                           ---------------
                                                                                                  655,479
                                                                                           ---------------

AGRICULTURE                                                       1.4%
      MONSANTO COMPANY                                                           3,484            344,846
                                                                                           ---------------

AIRLINES                                                          1.0%
      EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.                               6,976            243,044
                                                                                           ---------------

BIOTECHNOLOGY                                                     5.5%
      CELGENE CORP.                                                             *8,300            525,224
      GENZYME CORP.                                                             *4,400            355,916
      GILAD SCIENCES, INC.                                                      *9,800            446,684
                                                                                           ---------------
                                                                                                1,327,824
                                                                                           ---------------

BUSINESS SERVICES                                                 3.2%
      JANUS CAPITAL GROUP, INC.                                                 19,404            471,129
      WESTERN UNION CORP.                                                      *12,549            309,584
                                                                                           ---------------
                                                                                                  780,713
                                                                                           ---------------

COAL & CONSUMABLE FUELS                                           0.5%
      CONSOL ENERGY, INC.                                                        2,661            122,113
                                                                                           ---------------

COMMUNICATIONS EQUIPMENT                                         10.6%
      AMERICAN TOWER CORPORATION                                               *13,838            497,753
      CISCO SYSTEMS, INC.                                                      *37,754            851,730
      QUALCOMM, INC.                                                            28,196          1,211,582
                                                                                           ---------------
                                                                                                2,561,065
                                                                                           ---------------

COMPUTER SOFTWARE                                                 6.6%
      ACTIVISION BLIZZARD, INC.                                                *36,200            558,566
      ADOBE SYSTEMS, INC.                                                      *19,959            787,782
      CHECK POINT SOFTWARE TECH                                                 11,000            250,140
                                                                                           ---------------
                                                                                                1,596,488
                                                                                           ---------------

COMPUTER HARDWARE                                                 2.1%
      APPLE COMPUTER                                                            *4,407            500,900
                                                                                           ---------------

CONSUMER GOODS & SERVICES                                         5.9%
      CLOROX COMPANY                                                             2,400            150,456
      COCA-COLA CO.                                                             13,633            720,913
      MCDONALD'S CORP.                                                           4,700            289,990
      PEPSICO, INC.                                                              3,700            263,699
                                                                                           ---------------
                                                                                                1,425,058
                                                                                           ---------------

COSMETICS                                                         1.9%
      AVON PRODUCTS, INC.                                                       11,300            469,741
                                                                                           ---------------

EDUCATION                                                         1.6%
      APOLLO GROUP, INC. CL A                                                   *6,600            391,380
                                                                                           ---------------

ELECTRIC UTILITY                                                  1.3%
      EXELON CORP.                                                               5,123            320,802
                                                                                           ---------------

ELECTRONICS                                                       2.2%
      PMC - SIERRA, INC.                                                       *51,422            381,551
      MARVELL TECHNOLOGY GROUP LTD.                                             16,900            157,170
                                                                                           ---------------
                                                                                                  538,721
                                                                                           ---------------

FINANCIAL SERVICES                                                1.6%
      CME GROUP, INC.                                                              400            148,604
      JP MORGAN CHASE & CO.                                                      4,900            228,830
                                                                                           ---------------
                                                                                                  377,434
                                                                                           ---------------

FOOD SERVICE                                                      0.9%
      BURGER KING HOLDINGS LTD.                                                  9,000            221,040
                                                                                           ---------------

GOLD (PRECIOUS METALS)                                            1.4%
      AGNICO-EAGLE MINES LTD.                                                    6,200            341,434
                                                                                           ---------------

HEALTH CARE                                                       2.5%
      DENTSPLY INTL., INC.                                                       5,200            195,208
      MEDCO HEALTH SOLUTIONS                                                    *9,016            405,720
                                                                                           ---------------
                                                                                                  600,928
                                                                                           ---------------

INDUSTRIAL GOODS & SERVICES                                       0.5%
      FLUOR CORP.                                                                2,000            111,400
                                                                                           ---------------

INSTRUMENTATION                                                   2.4%
      THERMO ELECTRON CORP.                                                    *10,400            572,000
                                                                                           ---------------

INTERNET CONTENT                                                  1.9%
      GOOGLE, INC. CL A                                                         *1,379            470,832
                                                                                           ---------------

INVESTMENT COMPANY                                                0.6%
      JOY GLOBAL, INC.                                                           3,100            139,934
                                                                                           ---------------

MACHINERY & EQUIPMENT                                             0.7%
      BORGWARNER, INC.                                                           5,000            163,850
                                                                                           ---------------

MANUFACTURING-CAPITAL GOODS                                       2.7%
      DANAHER CORP.                                                              9,400            652,360
                                                                                           ---------------

MEDICAL EQUIPMENT & SUPPLIES                                      5.0%
      C.R. BARD, INC.                                                            2,100            199,227
      JOHNSON & JOHNSON                                                          9,500            658,160
      HENRY SCHEIN, INC.                                                        *6,600            355,344
                                                                                           ---------------
                                                                                                1,212,731
                                                                                           ---------------

MEDICAL SERVICES                                                  1.8%
      MEDTRONIC, INC.                                                            8,700            435,870
                                                                                           ---------------

METALS & MINING                                                   1.1%
      FREEPORT-MCMORAN COPPER                                                    4,659            264,864
                                                                                           ---------------

NATURAL RESOURCES                                                 1.1%
      MASSEY ENERGY CO.                                                          7,697            274,552
                                                                                           ---------------

OIL & GAS EXPLOR PROD & SER                                       8.3%
      CAMERON INTERNATIONAL CORP.                                              *10,500            404,670
      EOG RESOURCES, INC.                                                        2,530            226,334
      PETROLEO BRASILEIRO S.A                                                    6,381            280,445
      SCHLUMBERGER LTD.                                                         12,074            942,859
      TRANSOCEAN, INC.                                                           1,397            153,446
                                                                                           ---------------
                                                                                                2,007,754
                                                                                           ---------------

PHARMACEUTICALS                                                   3.7%
      ABBOTT LABORATORIES                                                       10,100            581,558
      CUMMINS, INC.                                                              7,100            310,412
                                                                                           ---------------
                                                                                                  891,970
                                                                                           ---------------

RETAIL STORES                                                     8.1%
      CVS CORP.                                                                  7,300            245,718
      KOHL'S CORP.                                                              *7,434            342,559
      ROSS STORES, INC.                                                          7,530            277,179
      WAL-MART STORES, INC.                                                     18,474          1,106,408
                                                                                           ---------------
                                                                                                1,971,864
                                                                                           ---------------

SEMICONDUCTORS                                                    0.6%
      LAM RESEARCH CORP.                                                        *4,725            148,790
                                                                                           ---------------

TECHNOLOGY-SOFTWARE                                               1.6%
      SALESFORCE.COM, INC.                                                      *7,797            377,375
                                                                                           ---------------

TOBACCO                                                           2.4%
      PHILIP MORRIS INTERNATIONAL                                               12,255            589,466
                                                                                           ---------------

TELECOMMUNICATIONS                                                1.1%
      AT&T, INC.                                                                 3,915            109,307
      BROADCOM CORP. CL A                                                       *8,600            160,218
                                                                                           ---------------
                                                                                                  269,525
                                                                                           ---------------

WASTE MANAGEMENT                                                  0.8%
      WASTE MANAGEMENT, INC.                                                     6,100            192,089
                                                                                           ---------------

TOTAL COMMON STOCKS (Cost $24,970,009)                                                         23,566,236
                                                                                           ---------------

WARRANTS - 0.0%                                                   0.0%
      RAYTHEON CO. WARRANTS, EXPIRES 6/16/11                                      *628             10,676
                                                                                           ---------------

TOTAL WARRANTS (Cost $0.00)                                                                        10,676
                                                                                           ---------------

MUTUAL FUNDS - 2.1%
FINANCIAL SERVICES                                                2.1%
      CONSUMER STAPLES SELECT SECTOR SPDR FUND                                  18,400            506,920
                                                                                           ---------------

TOTAL MUTUAL FUNDS (Cost $482,025)                                                                506,920
                                                                                           ---------------

TOTAL INVESTMENTS - 100% (Cost $25,601,982)                                                   $24,233,780
                                                                                           ===============


*Non-dividend producing as of September 30, 2008


Activa Schedule of Investments
International Fund - 9/30/08 (Unaudited)

                                                                 % of         Shares or
Security Description                                      Investments         Par Value             Value
--------------------                                      -----------         ---------             -----
MONEY MARKET FUNDS - TAXABLE - 7.3%                              7.3%
CUSTODIAN CASH SWEEP
      NORTHERN INST. DIV. ASSETS PORT. - UNITED STATES                        1,400,190         $1,400,190
                                                                                            ---------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $1,400,190)                                             1,400,190
                                                                                            ---------------

COMMON STOCKS - 92.7%
AEROSPACE                                                        2.0%
      THALES SA - FRANCE                                                          7,650            381,515
                                                                                            ---------------

ALUMINUM                                                         2.5%
      TOYO SEIKAN KAISHA LTD. - JAPAN                                            16,700            250,956
      ALUMINA LTD. - AUSTRALIA                                                   93,590            226,984
                                                                                            ---------------
                                                                                                   477,940
                                                                                            ---------------

APPAREL                                                          1.3%
      WACOAL HOLDINGS CORP. - JAPAN                                              23,000            251,542
                                                                                            ---------------

AUTOMOTIVE PARTS & EQUIPMENT                                     2.1%
      MAGNA INTERNATIONAL, INC. CL A - CANADA                                     7,930            405,937
                                                                                            ---------------

BANKING                                                          1.4%
      SUMITOMO TRUST & BANKING - JAPAN                                           43,000            270,923
                                                                                            ---------------

BEVERAGES - FOREIGN                                              2.5%
      COCA-COLA WEST HOLDINGS CO. LTD. - JAPAN                                   22,000            493,417
                                                                                            ---------------

BREWERY                                                          1.8%
      KIRIN BREWERY CO. LTD. - JAPAN                                             27,000            349,624
                                                                                            ---------------

BUILDING PRODUCTS                                                1.6%
      JS GROUP CORP. - JAPAN                                                     25,600            317,773
                                                                                            ---------------

CABLE TV                                                         2.5%
      PREMIERE AG - GERMANY                                                     *35,400            474,372
                                                                                            ---------------

COMPUTER STORAGE                                                 1.8%
      GEMALTO - NETHERLANDS                                                      *9,997            354,468
                                                                                            ---------------

CONSUMER GOODS & SERVICES                                        6.7%
      FUJI PHOTO FILM - JAPAN                                                    18,800            475,569
      MABUCHI MOTOR CO. LTD. - JAPAN                                             11,700            523,716
      SEGA SAMMY HOLDINGS, INC. - JAPAN                                          32,200            285,846
                                                                                            ---------------
                                                                                                 1,285,131
                                                                                            ---------------

COSMETICS                                                        1.5%
      SHISEIDO CORP. - JAPAN                                                     13,000            286,675
                                                                                            ---------------

ELECTRIC UTILITY                                                 2.1%
      CENTRAIS ELETRICAS BRASILEIRAS S.A. - BRAZIL                               14,750            183,366
      KOREA ELECTRIC POWER CORP. - SPON. ADR - KOREA                             18,400            227,976
                                                                                            ---------------
                                                                                                   411,342
                                                                                            ---------------

ELECTRONICS                                                      1.6%
      ROHM COMPANY LTD. - JAPAN                                                   5,900            316,805
                                                                                            ---------------

ENERGY                                                           1.4%
      SUNCOR ENERGY, INC. - CANADA                                                6,550            276,869
                                                                                            ---------------

FINANCIAL SERVICES                                               2.4%
      TAKEFUJI CORP. - JAPAN                                                     18,340            231,794
      UBS AG-REG - SWITZERLAND                                                   12,701            222,775
                                                                                            ---------------
                                                                                                   454,569
                                                                                            ---------------

FOREST PRODUCTS                                                  3.0%
      STORA ENSO OYJ 'R' SHRS - FINLAND                                          60,220            578,949
                                                                                            ---------------

FOREIGN AGENCIES                                                 1.4%
      OPTI CANADA, INC. - CANADA                                                *25,316            262,915
                                                                                            ---------------

GOLD (PRECIOUS METALS)                                           7.8%
      ANGLOGOLD ASHANTI SPON ADR - SOUTH AFRICA                                  24,303            561,399
      GOLD FIELDS LTD. SPON ADR - SOUTH AFRICA                                   12,850            123,232
      GOLD FIELDS LTD. - SOUTH AFRICA                                            30,720            298,992
      LIHIR GOLD LTD. - PAPUA NEW GUINEA                                        *86,420            191,161
      NEWCREST MINING LTD. - AUSTRALIA                                          *10,221            223,101
      NOVAGOLD RESOURCES, INC. - CANADA                                         *16,750            109,043
                                                                                            ---------------
                                                                                                 1,506,928
                                                                                            ---------------

HOME BUILDERS                                                    1.9%
      SEKISUI HOUSE LTD. - JAPAN                                                 40,000            358,849
                                                                                            ---------------

INDUSTRIAL CONGLOMERATES (ENERGY)                                0.9%
      AREVA - CI - FRANCE                                                           220            168,672
                                                                                            ---------------

INSURANCE                                                        1.7%
      MITSUI SUMITOMO INS. GRP. HOLDINGS, INC. - JAPAN                           10,200            334,756
                                                                                            ---------------

MEDICAL EQUIPMENT & SUPPLIES                                     3.3%
      SANOFI-AVENTIS - FRANCE                                                     9,740            638,201
                                                                                            ---------------

METALS & MINING                                                  5.8%
      LONMIN PLC - UNITED KINGDOM                                                 6,149            248,557
      IVANHOE MINES LTD. - CANADA                                               *18,440            111,746
      NEWMONT MINING CORP. - UNITED STATES                                       14,180            549,617
      IMPALA PLATINUM HOLDINGS LTD. - SOUTH AFRICA                                8,506            170,716
      APEX SILVER MINES LTD. - CAYMAN ISLANDS                                    19,280             33,162
                                                                                            ---------------
                                                                                                 1,113,798
                                                                                            ---------------

OIL & GAS EXPLOR PROD & SER                                      7.2%
      BP PLC - UNITED KINGDOM                                                    62,900            518,800
      PETRO-CANADA - CANADA                                                       7,030            234,450
      ROYAL DUTCH SHELL ADR-B - UNITED KINGDOM                                    7,335            418,755
      SK TELECOM CO LTD ADR - KOREA                                              11,100            208,902
                                                                                            ---------------
                                                                                                 1,380,907
                                                                                            ---------------

PETROLEUM-REFINING                                               2.6%
      NIPPON OIL CORP. - JAPAN                                                  101,000            498,636
                                                                                            ---------------

PRINTING & PUBLISHING                                            3.5%
      DAI NIPPON PRINTING CO., LTD. - JAPAN                                      50,000            667,200
                                                                                            ---------------

PRECIOUS METALS                                                  3.3%
      BARRICK GOLD CORP. - CANADA                                                17,261            634,169
                                                                                            ---------------

RETAIL STORES                                                    1.3%
      SEVEN & I HOLDINGS COMPANY - JAPAN                                          8,900            250,663
                                                                                            ---------------

TELECOMMUNICATIONS                                              13.8%
      ERICSSON (LM) TEL-SP ADR - SWEDEN                                          22,360            210,855
      KT CORP. - KOREA                                                           29,710            498,831
      ALCATEL-LUCENT - FRANCE                                                   *79,600            302,185
      NIPPON TELEGRAPH & TELEPHONE CORP. ADR - JAPAN                             24,990            562,525
      TELECOM ITALIA - ITALY                                                    431,300            485,981
      BELGACOM SA - BELGIUM                                                       8,230            306,816
      VODAFONE GROUP PLC - UNITED KINGDOM                                       133,830            291,897
                                                                                            ---------------
                                                                                                 2,659,090
                                                                                            ---------------

TOTAL COMMON STOCKS (Cost $24,372,082)                                                          17,862,635
                                                                                            ---------------

TOTAL INVESTMENTS - 100% (Cost $25,772,272)                                                    $19,262,825
                                                                                            ===============


*Non-dividend producing as of September 30, 2008


Activa Notes to Unaudited Schedule of Investments

     Fair Value Measurements

     Effective January 1, 2008, the Funds adopted SFAS No. 157, Fair Value Measurements (SFAS 157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

     The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     A summary of the inputs used to value the Fund's investments provided by the Fund Accountant as of September 30, 2008 is as follows:

------------------------- ---------------------- --------------- ----------------- ------------------ ----------------
          Fund             Investment Category     (Level 1)     (Level 2) Other       (Level 3)           Total
                                                 Quoted Prices     Significant        Significant
                                                                    Observable       Unobservable
                                                                      Inputs            Inputs
------------------------- ---------------------- --------------- ----------------- ------------------ ----------------
Value                     Investments in             72,980,193                 -                  -       72,980,193
                          Securities
------------------------- ---------------------- --------------- ----------------- ------------------ ----------------
Value                     Other Financial                     -                 -                  -                -
                          Instruments*
------------------------- ---------------------- --------------- ----------------- ------------------ ----------------
Growth                    Investments in             24,233,780                 -                  -       24,233,780
                          Securities
------------------------- ---------------------- --------------- ----------------- ------------------ ----------------
Growth                    Other Financial                     -                 -                  -                -
                          Instruments*
------------------------- ---------------------- --------------- ----------------- ------------------ ----------------
International             Investments in             19,079,459           183,366                  -       19,262,825
                          Securities
------------------------- ---------------------- --------------- ----------------- ------------------ ----------------
International             Other Financial                     -                 -                  -                -
                          Instruments*
------------------------- ---------------------- --------------- ----------------- ------------------ ----------------

     * Other financial instruments may include options, futures, swaps and forward foreign currency contracts.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Activa Mutual Fund Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date   October 30, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date   October 30, 2008
    -------------------------------------------------------------------

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.